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                            VALUE LINE, INC.

                         220 East 42nd Street
                     New York, New York 10017-5891
             Phone:  (212) 907-1500 / Fax:  (212) 818-9747



                                                              January 12, 1999



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


         Re:  Value Line U.S. Government Securities Fund, Inc.
              File #2-71928
              Rule 497(j)
              -------------------------------------------------

Dear Sir/Madam:

   On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent post-effective amendment to its registration statement that was filed electronically via Edgar with the Securities and Exchange Commission.


                                            Very truly yours,

                                            /s/ Peter D. Lowenstein
                                            ----------------------------
                                            Peter D. Lowenstein
                                            Legal Counsel


PDL:psp

497(j).USG